PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2015
Prepaid Expense and Other Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
NOTE 5. PREPAID EXPENSES AND OTHER CURRENT ASSETS

As of December 31, 2015 and 2014 prepaid expenses and other current assets consist of the following:

	2015	2014

Prepaid insurance	$84	$248
Prepaid patent costs	22	159
Due from Walker Digital and Flexible Travel Company	201	—
Prepaid software	273	—
Other prepaid expenses	54	48
Total prepaid expenses and other current assets	$634	$455